RECOVERABLE TAXES - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RECOVERABLE TAXES
IRPJ/CSLL - prepayments and withheld taxes	R$ 179,812	R$ 94,323
PIS and COFINS - on acquisitions of property, plant and equipment	89,334	94,108
PIS and COFINS - operations	523,970	331,203
PIS/COFINS - exclusion from ICMS	570,945	582,433
ICMS - on acquisitions of property, plant and equipment	167,286	129,081
ICMS - operations	1,423,375	1,363,453
Reintegra program	65,971	49,265
Other taxes and contributions	39,057	50,291
Provision for loss of ICMS credits	(1,103,807)	(1,064,268)	R$ (1,164,782)
Recoverable taxes	1,955,943	1,629,889
Current assets	549,580	360,725
Non-current assets	R$ 1,406,363	R$ 1,269,164